SHAREHOLDER LETTER


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Your Fund's Goal: Franklin Real Estate Securities Fund seeks to maximize total return by investing in securities of companies in the real estate industry, primarily equity real estate investment trusts (REITs).
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report of Franklin Real Estate Securities Fund covers the fiscal year ended April 30, 2000 -- a disappointing period for many investors in real estate securities. During most of the reporting period, the real estate securities market turned in a weak overall performance due to investor concerns about slowing cash flow growth, and to a lack of interest in value stocks in general. But during the latter part of the period, returns on real estate investment trusts (REITs) began to improve as turbulence in the broader markets led a number of investors to diversify their holdings by investing in real estate companies.


CONTENTS

Shareholder Letter ................................................     1
Performance Summary ...............................................     6
Financial Highlights & Statement of Investments ...................    10
Financial Statements ..............................................    16
Notes to Financial Statements .....................................    20
Independent Auditors' Report ......................................    24
Tax Designation ...................................................    25


[PYRAMID GRAPHIC OMITTED]



All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), which is a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 14.

PROPERTY-TYPE ALLOCATION
Based on Total Net Assets
4/30/00


Office                                                23.1%
Diversified                                           20.4%
Apartment                                             14.2%
Retail                                                12.9%
Hotel                                                 10.9%
Industrial                                             4.7%
Self Storage                                           3.2%
Health Care                                            1.5%
Manufactured Housing                                   1.3%
Other                                                  3.3%
Short-Term Investments & Other Net Assets              4.5%


Within this environment, Franklin Real Estate Securities Fund - Class A posted a -2.77% one-year cumulative total return, as shown in the Performance Summary on page 6. The Wilshire Real Estate Securities Index, the fund's benchmark, fell -0.13% during that time.(1)

Although the generally poor performance of real estate stocks hurt the performance of the fund, it did give us the opportunity to take advantage of lower stock prices by initiating holdings in REITs which were trading at some of the most attractive valuations we have seen over the last several years. As you know, REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers and office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific property type.

During the reporting period, we continued to focus on property types with strong supply and demand fundamentals. We also attempted to discover management teams able to add value through capital markets experience and property management expertise. Searching for attractive stock valuations and the strongest cash-flow growth, we maintained most of the fund's investments in the office, diversified, apartment, retail and hotel sectors.

1. Source: Standard and Poor's(R) Micropal. The Wilshire Real Estate
Securities Index is a market capitalization-weighted index comprised of publicly traded real estate investment trusts (REITs) and real estate operating companies. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

On April 30, 2000, office stocks represented the fund's largest property-type weighting, comprising 23.1% of total net assets. Due to continuing strong domestic economic growth, we believed that this sector offered a combination of favorable supply and demand fundamentals and attractive valuations. Consequently, we initiated a position in CarrAmerica, a national suburban office REIT with strong growth potential and a healthy development pipeline.

The diversified property sector, the fund's second-largest weighting, represented 20.4% of total net assets at period's end. Equities in this segment of the real estate securities market are diversified by property type and location. During the year, we purchased shares in Reckson Associates, a REIT that owns and manages office, industrial and retail properties in the northeast. In our opinion, Reckson's exposure to supply-constrained markets such as New York should enable the company to sustain strong internal growth.



TOP 10 HOLDINGS
4/30/00

COMPANY                                           % OF TOTAL
SECTOR                                            NET ASSETS
------------------------------------------------------------

Equity Office Properties Trust
REITs                                                  5.6%

Starwood Hotels & Resorts
Worldwide Inc.
Hotels/Resorts                                         5.0%

Equity Residential
Properties Trust
REITs                                                  4.7%

Security Capital Group Inc., B
Real Estate                                            4.4%

Apartment Investment
& Management Co., A
REITs                                                  4.1%

ProLogis Trust
REITs                                                  4.1%

MeriStar Hospitality Corp.
REITs                                                  3.6%

Liberty Property Trust
REITs                                                  3.6%

Glenborough Realty Trust Inc.
REITs                                                  3.5%

Simon Property Group Inc.
REITs                                                  3.3%

Apartment stocks (14.2% of total net assets) was the fund's third-largest property sector on April 30, 2000. The best-performing property type as a result of balanced supply and demand and expectations of stable cash flow growth, it contributed positively to the fund's performance during the year. However, concerned about potential oversupply due to excess building, we reduced our exposure to southern-based apartments by selling our position in Camden Properties, a Houston-based REIT.

We made several changes to our holdings in the retail sector, our fourth-largest weighting (12.9% of total net assets). Due to a continuing slowdown in cash flow growth for neighborhood shopping centers, we sold Regency Realty and Burnham Pacific. But we did initiate positions in two mall REITs, General Growth and Chelsea, both of which, in our opinion, have excellent management teams, above average growth prospects and attractive valuations.

Concerned about overbuilding and weak growth prospects, we reduced our exposure to the hotel stocks sector by selling our positions in Prime Hospitality, Innkeepers, Winston and FelCor. On April 30, the sector, our fifth-largest property-type weighting, represented 10.9% of the fund's total net assets.

Looking forward, we are optimistic about long-term prospects for REITs and Franklin Real Estate Securities Fund. Earnings growth, while moderating, appears to be solid, and, in our opinion, real estate securities will once again attract investors due to continuing rent increases, stronger industry fundamentals and a balanced supply/demand environment. We believe the fund is well positioned to benefit from growth in this sector and shall continue to search for top-quality real estate companies capable of creating significant value for our shareholders.

Thank you for your participation in Franklin Real Estate Securities Fund. As always, we welcome your comments or suggestions.

Sincerely,


/s/ Douglas Barton


Douglas Barton
Portfolio Manager
Franklin Real Estate Securities Fund



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This discussion reflects our views, opinions and portfolio holdings as of April
30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*The fund's manager has agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases total return to shareholders. Without this waiver, total returns would have been lower. The waiver may be discontinued at any time upon notice to the fund's Board of Directors.


ONE-YEAR PERFORMANCE SUMMARY
AS OF 4/30/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return            -2.77%
Net Asset Value (NAV)            $13.87 (4/30/00)           $15.18 (4/30/99)
Change in NAV                    -$1.31
Distributions (5/1/99-4/30/00)   Dividend Income            $0.6797
                                 Long-Term Capital Gain     $0.0727
                                 ----------------------------------
                                 Total                      $0.7524
CLASS B
One-Year Total Return            -3.43%
Net Asset Value (NAV)            $13.81 (4/30/00)           $15.16 (4/30/99)
Change in NAV                    -$1.35
Distributions (5/1/99-4/30/00)   Dividend Income            $0.6299
                                 Long-Term Capital Gain     $0.0727
                                 ----------------------------------
                                 Total                      $0.7026
CLASS C
One-Year Total Return            -3.46%
Net Asset Value (NAV)            $13.73 (4/30/00)           $14.97 (4/30/99)
Change in NAV                    -$1.24
Distributions (5/1/99-4/30/00)   Dividend Income            $0.5389
                                 Long-Term Capital Gain     $0.0727
                                 ----------------------------------
                                 Total                      $0.6116
ADVISOR CLASS
One-Year Total Return            -2.47%
Net Asset Value (NAV)            $13.90 (4/30/00)           $15.21 (4/30/99)
Change in NAV                    -$1.31
Distributions (5/1/99-4/30/00)   Dividend Income            $0.7168
                                 Long-Term Capital Gain     $0.0727
                                 ----------------------------------
                                 Total                      $0.7895

Franklin Real Estate Securities Fund paid distributions derived from long-term capital gains of 7.27 cents ($0.0727) per share in December 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).



Past performance does not guarantee future results.


ADDITIONAL PERFORMANCE
AS OF 4/30/00


                                                                       INCEPTION
CLASS A                                     1-YEAR        5-YEAR        (1/3/94)
                                           -------------------------------------

Cumulative Total Return(1)                   -2.77%       +65.00%        +79.32%
Average Annual Total Return(2)               -8.38%        +9.22%         +8.65%
Value of $10,000 Investment(3)               $9,162       $15,545        $16,901


                                                                       INCEPTION
CLASS B                                                   1-YEAR       (1/1/99)
                                           -------------------------------------

Cumulative Total Return(1)                                 -3.43%         +2.24%
Average Annual Total Return(2)                             -7.07%         -1.22%
Value of $10,000 Investment(3)                             $9,293         $9,838

                                                                       INCEPTION
CLASS C                                     1-YEAR        5-YEAR       (5/1/95)
                                           -------------------------------------

Cumulative Total Return(1)                   -3.46%       +58.86%        +58.86%
Average Annual Total Return(2)               -5.33%        +9.47%         +9.47%
Value of $10,000 Investment(3)               $9,467       $15,723        $15,723


                                                                       INCEPTION
ADVISOR CLASS(4)                             1-YEAR       5-YEAR       (1/3/94)
                                           -------------------------------------

Cumulative Total Return(1)                   -2.47%       +69.38%        +84.08%
Average Annual Total Return(2)               -2.47%       +11.11%        +10.12%
Value of $10,000 Investment(3)               $9,753       $16,938        $18,408

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +7.38% and +2.16%, respectively.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

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Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN
4/30/00

CLASS A

1-Year                           -8.38%
5-Year                           +9.22%
Since Inception (1/3/94)         +8.65%

AVERAGE ANNUAL TOTAL RETURN
4/30/00

CLASS B

1-Year                           -7.07%
Since Inception (1/1/99)         -1.22%
Class A {1/3/94 - 4/30/00}

      DATE              FRANKLIN REAL ESTATE        S&P 500        WILSHIRE REAL EST.
                      SECURITIES FUND - CLASS A                        SECS. INDEX
-------------------------------------------------------------------------------------
01/03/1994                      $9,425              $10,000              $10,000
01/31/1994                      $9,661              $10,340              $10,300
02/28/1994                     $10,198              $10,060              $10,721
03/31/1994                     $10,066               $9,621              $10,225
04/30/1994                     $10,292               $9,744              $10,339
05/31/1994                     $10,481               $9,904              $10,554
06/30/1994                     $10,254               $9,661              $10,347
07/31/1994                     $10,245               $9,978              $10,370
08/31/1994                     $10,264              $10,387              $10,363
09/30/1994                     $10,132              $10,134              $10,190
10/31/1994                      $9,811              $10,362               $9,817
11/30/1994                      $9,463               $9,985               $9,433
12/31/1994                     $10,330              $10,133              $10,164
01/31/1995                      $9,991              $10,395               $9,836
02/28/1995                     $10,166              $10,800              $10,144
03/31/1995                     $10,262              $11,119              $10,203
04/30/1995                     $10,243              $11,446              $10,129
05/31/1995                     $10,640              $11,904              $10,464
06/30/1995                     $10,824              $12,180              $10,647
07/31/1995                     $11,066              $12,584              $10,818
08/31/1995                     $11,308              $12,616              $10,950
09/30/1995                     $11,618              $13,148              $11,151
10/31/1995                     $11,385              $13,101              $10,806
11/30/1995                     $11,560              $13,676              $10,918
12/31/1995                     $12,193              $13,940              $11,551
01/31/1996                     $12,505              $14,414              $11,711
02/29/1996                     $12,667              $14,548              $11,943
03/31/1996                     $12,687              $14,688              $12,039
04/30/1996                     $12,727              $14,904              $12,094
05/31/1996                     $13,029              $15,288              $12,363
06/30/1996                     $13,160              $15,346              $12,611
07/31/1996                     $13,089              $14,668              $12,498
08/31/1996                     $13,704              $14,977              $13,029
09/30/1996                     $14,106              $15,821              $13,355
10/31/1996                     $14,388              $16,257              $13,717
11/30/1996                     $14,841              $17,486              $14,286
12/31/1996                     $16,157              $17,140              $15,811
01/31/1997                     $16,364              $18,211              $16,037
02/28/1997                     $16,344              $18,353              $16,046
03/31/1997                     $16,447              $17,599              $16,101
04/30/1997                     $16,032              $18,650              $15,581
05/31/1997                     $16,603              $19,785              $16,045
06/30/1997                     $17,340              $20,672              $16,841
07/31/1997                     $17,787              $22,317              $17,395
08/31/1997                     $17,725              $21,068              $17,266
09/30/1997                     $19,334              $22,222              $18,969
10/31/1997                     $18,659              $21,480              $18,163
11/30/1997                     $19,043              $22,474              $18,528
12/31/1997                     $19,372              $22,861              $18,941
01/31/1998                     $19,169              $23,115              $18,674
02/28/1998                     $19,008              $24,781              $18,435
03/31/1998                     $19,447              $26,050              $18,798
04/30/1998                     $18,912              $26,313              $18,206
05/31/1998                     $18,740              $25,861              $18,031
06/30/1998                     $18,537              $26,911              $17,936
07/31/1998                     $17,306              $26,623              $16,687
08/31/1998                     $15,614              $22,773              $14,953
09/30/1998                     $16,438              $24,233              $15,791
10/31/1998                     $16,331              $26,203              $15,575
11/30/1998                     $16,534              $27,791              $15,867
12/31/1998                     $16,397              $29,391              $15,640
01/31/1999                     $15,870              $30,620              $15,301
02/28/1999                     $15,676              $29,668              $15,180
03/31/1999                     $15,653              $30,854              $15,089
04/30/1999                     $17,382              $32,049              $16,698
05/31/1999                     $17,599              $31,292              $16,980
06/30/1999                     $17,313              $33,029              $16,691
07/31/1999                     $16,523              $31,998              $16,052
08/31/1999                     $16,225              $31,838              $15,811
09/30/1999                     $15,584              $30,966              $15,098
10/31/1999                     $15,229              $32,926              $14,817
11/30/1999                     $14,886              $33,595              $14,592
12/31/1999                     $15,474              $35,573              $15,141
01/31/2000                     $15,449              $33,788              $15,203
02/29/2000                     $15,122              $33,149              $14,912
03/31/2000                     $15,865              $36,391              $15,565
04/30/2000                     $16,901              $35,296              $16,675

Class B {1/1/99 - 4/30/00}

   DATE                FRANKLIN REAL ESTATE        S&P 500          WILSHIRE REAL EST.
                     SECURITIES FUND - CLASS B                         SEC. INDEX
----------------------------------------------------------------------------------
01/01/1999                     $10,000              $10,000              $10,000
01/31/1999                     $ 9,679              $10,418              $ 9,783
02/28/1999                     $ 9,553              $10,094              $ 9,706
03/31/1999                     $ 9,539              $10,498              $ 9,647
04/30/1999                     $10,587              $10,904              $10,676
05/31/1999                     $10,712              $10,647              $10,856
06/30/1999                     $10,531              $11,238              $10,672
07/31/1999                     $10,049              $10,887              $10,263
08/31/1999                     $ 9,860              $10,833              $10,109
09/30/1999                     $ 9,462              $10,536              $ 9,653
10/31/1999                     $ 9,246              $11,203              $ 9,474
11/30/1999                     $ 9,029              $11,430              $ 9,330
12/31/1999                     $ 9,375              $12,103              $ 9,680
01/31/2000                     $ 9,360              $11,496              $ 9,720
02/29/2000                     $ 9,153              $11,278              $ 9,534
03/31/2000                     $ 9,594              $12,381              $ 9,952
04/30/2000                     $ 9,838              $12,009              $10,662

Past performance does not guarantee future results.

      DATE              FRANKLIN REAL ESTATE       S&P 500       WILSHIRE REAL
                      SECURITIES FUND - CLASS C                 EST. SEC. INDEX
------------------------------------------------------------------------------

   05/01/1995                   $ 9,897            $10,000            $10,000
   05/31/1995                   $10,262            $10,400            $10,331
   06/30/1995                   $10,439            $10,641            $10,511
   07/31/1995                   $10,654            $10,995            $10,680
   08/31/1995                   $10,888            $11,022            $10,810
   09/30/1995                   $11,178            $11,487            $11,009
   10/31/1995                   $10,953            $11,446            $10,668
   11/30/1995                   $11,103            $11,948            $10,779
   12/31/1995                   $11,709            $12,179            $11,404
   01/31/1996                   $11,991            $12,593            $11,561
   02/29/1996                   $12,146            $12,710            $11,790
   03/31/1996                   $12,165            $12,832            $11,886
   04/30/1996                   $12,194            $13,021            $11,939
   05/31/1996                   $12,476            $13,357            $12,206
   06/30/1996                   $12,583            $13,407            $12,450
   07/31/1996                   $12,515            $12,815            $12,339
   08/31/1996                   $13,088            $13,085            $12,863
   09/30/1996                   $13,466            $13,822            $13,185
   10/31/1996                   $13,728            $14,203            $13,542
   11/30/1996                   $14,156            $15,277            $14,104
   12/31/1996                   $15,395            $14,975            $15,609
   01/31/1997                   $15,585            $15,911            $15,832
   02/28/1997                   $15,555            $16,035            $15,842
   03/31/1997                   $15,635            $15,376            $15,896
   04/30/1997                   $15,236            $16,294            $15,382
   05/31/1997                   $15,775            $17,286            $15,841
   06/30/1997                   $16,464            $18,060            $16,626
   07/31/1997                   $16,873            $19,498            $17,173
   08/31/1997                   $16,803            $18,406            $17,046
   09/30/1997                   $18,321            $19,415            $18,727
   10/31/1997                   $17,672            $18,766            $17,931
   11/30/1997                   $18,021            $19,635            $18,291
   12/31/1997                   $18,328            $19,973            $18,699
   01/31/1998                   $18,113            $20,195            $18,436
   02/28/1998                   $17,959            $21,651            $18,200
   03/31/1998                   $18,359            $22,759            $18,558
   04/30/1998                   $17,836            $22,989            $17,974
   05/31/1998                   $17,672            $22,594            $17,801
   06/30/1998                   $17,467            $23,511            $17,707
   07/31/1998                   $16,299            $23,259            $16,474
   08/31/1998                   $14,699            $19,896            $14,763
   09/30/1998                   $15,468            $21,171            $15,589
   10/31/1998                   $15,355            $22,893            $15,376
   11/30/1998                   $15,530            $24,280            $15,665
   12/31/1998                   $15,394            $25,678            $15,441
   01/31/1999                   $14,894            $26,752            $15,106
   02/28/1999                   $14,698            $25,920            $14,987
   03/31/1999                   $14,676            $26,956            $14,897
   04/30/1999                   $16,286            $28,000            $16,485
   05/31/1999                   $16,482            $27,339            $16,763
   06/30/1999                   $16,199            $28,856            $16,478
   07/31/1999                   $15,460            $27,956            $15,847
   08/31/1999                   $15,166            $27,816            $15,609
   09/30/1999                   $14,557            $27,054            $14,905
   10/31/1999                   $14,219            $28,766            $14,628
   11/30/1999                   $13,893            $29,350            $14,406
   12/31/1999                   $14,423            $31,079            $14,947
   01/31/2000                   $14,400            $29,519            $15,009
   02/29/2000                   $14,081            $28,961            $14,722
   03/31/2000                   $14,761            $31,794            $15,367
   04/30/2000                   $15,723            $30,837            $16,463

        DATE              FRANKLIN REAL ESTATE         S&P 500       WILSHIRE
                       SECURITIES FUND - ADVISOR                     REAL EST.
                                 CLASS                               SECS. INDEX
--------------------------------------------------------------------------------

   01/03/1994                   $10,000            $10,000            $10,000
   01/31/1994                   $10,250            $10,340            $10,300
   02/28/1994                   $10,820            $10,060            $10,721
   03/31/1994                   $10,680            $ 9,621            $10,225
   04/30/1994                   $10,920            $ 9,744            $10,339
   05/31/1994                   $11,120            $ 9,904            $10,554
   06/30/1994                   $10,880            $ 9,661            $10,347
   07/31/1994                   $10,870            $ 9,978            $10,370
   08/31/1994                   $10,890            $10,387            $10,363
   09/30/1994                   $10,750            $10,134            $10,190
   10/31/1994                   $10,410            $10,362            $ 9,817
   11/30/1994                   $10,040            $ 9,985            $ 9,433
   12/31/1994                   $10,960            $10,133            $10,164
   01/31/1995                   $10,601            $10,395            $ 9,836
   02/28/1995                   $10,786            $10,800            $10,144
   03/31/1995                   $10,888            $11,119            $10,203
   04/30/1995                   $10,868            $11,446            $10,129
   05/31/1995                   $11,289            $11,904            $10,464
   06/30/1995                   $11,484            $12,180            $10,647
   07/31/1995                   $11,741            $12,584            $10,818
   08/31/1995                   $11,998            $12,616            $10,950
   09/30/1995                   $12,327            $13,148            $11,151
   10/31/1995                   $12,080            $13,101            $10,806
   11/30/1995                   $12,265            $13,676            $10,918
   12/31/1995                   $12,937            $13,940            $11,551
   01/31/1996                   $13,268            $14,414            $11,711
   02/29/1996                   $13,439            $14,548            $11,943
   03/31/1996                   $13,461            $14,688            $12,039
   04/30/1996                   $13,503            $14,904            $12,094
   05/31/1996                   $13,824            $15,288            $12,363
   06/30/1996                   $13,963            $15,346            $12,611
   07/31/1996                   $13,888            $14,668            $12,498
   08/31/1996                   $14,540            $14,977            $13,029
   09/30/1996                   $14,967            $15,821            $13,355
   10/31/1996                   $15,266            $16,257            $13,717
   11/30/1996                   $15,747            $17,486            $14,286
   12/31/1996                   $17,142            $17,140            $15,811
   01/31/1997                   $17,363            $18,211            $16,037
   02/28/1997                   $17,352            $18,353            $16,046
   03/31/1997                   $17,462            $17,599            $16,101
   04/30/1997                   $17,021            $18,650            $15,581
   05/31/1997                   $17,638            $19,785            $16,045
   06/30/1997                   $18,420            $20,672            $16,841
   07/31/1997                   $18,905            $22,317            $17,395
   08/31/1997                   $18,839            $21,068            $17,266
   09/30/1997                   $20,546            $22,222            $18,969
   10/31/1997                   $19,841            $21,480            $18,163
   11/30/1997                   $20,260            $22,474            $18,528
   12/31/1997                   $20,611            $22,861            $18,941
   01/31/1998                   $20,407            $23,115            $18,674
   02/28/1998                   $20,236            $24,781            $18,435
   03/31/1998                   $20,703            $26,050            $18,798
   04/30/1998                   $20,145            $26,313            $18,206
   05/31/1998                   $19,963            $25,861            $18,031
   06/30/1998                   $19,746            $26,911            $17,936
   07/31/1998                   $18,449            $26,623            $16,687
   08/31/1998                   $16,651            $22,773            $14,953
   09/30/1998                   $17,539            $24,233            $15,791
   10/31/1998                   $17,413            $26,203            $15,575
   11/30/1998                   $17,641            $27,791            $15,867
   12/31/1998                   $17,497            $29,391            $15,640
   01/31/1999                   $16,948            $30,620            $15,301
   02/28/1999                   $16,741            $29,668            $15,180
   03/31/1999                   $16,728            $30,854            $15,089
   04/30/1999                   $18,559            $32,049            $16,698
   05/31/1999                   $18,803            $31,292            $16,980
   06/30/1999                   $18,498            $33,029            $16,691
   07/31/1999                   $17,668            $31,998            $16,052
   08/31/1999                   $17,351            $31,838            $15,811
   09/30/1999                   $16,667            $30,966            $15,098
   10/31/1999                   $16,289            $32,926            $14,817
   11/30/1999                   $15,923            $33,595            $14,592
   12/31/1999                   $16,555            $35,573            $15,141
   01/31/2000                   $16,542            $33,788            $15,203
   02/29/2000                   $16,180            $33,149            $14,912
   03/31/2000                   $16,980            $36,391            $15,565
   04/30/2000                   $18,408            $35,296            $16,675

*Source: Standard and Poor's Micropal. The S&P 500 Composite Index measures the performance of 500 domestic stocks. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

**Source: Standard and Poor's Micropal. The Wilshire Real Estate Securities Index is a market capitalization-weighted index comprised of publicly traded real estate investment trusts (REITs) and real estate operating companies. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

***On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class.


AVERAGE ANNUAL TOTAL RETURN 4/30/00

CLASS C
---------------------------------------

1-Year                         -5.33%
5-Year                         +9.47%
Since Inception (5/1/95)       +9.47%


AVERAGE ANNUAL TOTAL RETURN
4/30/00

ADVISOR CLASS***
---------------------------------------

1-Year                         -2.47%
5-Year                        +11.11%
Since Inception (1/3/94)      +10.12%

Past performance does not guarantee future results.


FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights


                                                                                       CLASS A
                                                       ---------------------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
                                                       ---------------------------------------------------------------------------
                                                           2000            1999            1998            1997            1996
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $     15.18     $     17.66     $     15.44     $     12.64     $     10.58
                                                       ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)...........................           .67             .81             .63             .49             .43
 Net realized and unrealized gains (losses) ........         (1.23)          (2.31)           2.14            2.77            2.10
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................          (.56)          (1.50)           2.77            3.26            2.53
                                                       ---------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.68)           (.75)           (.48)           (.36)           (.47)
 Net realized gains ................................          (.07)           (.23)           (.07)           (.10)             --
                                                       ---------------------------------------------------------------------------
Total distributions ................................          (.75)           (.98)           (.55)           (.46)           (.47)
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $     13.87     $     15.18     $     17.66     $     15.44     $     12.64
                                                       ===========================================================================

Total return(b).....................................         (2.77%)         (8.09%)         17.96%          25.97%          24.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $   332,562     $   278,301     $   330,030     $   153,520     $    33,634
Ratios to average net assets:
 Expenses ..........................................          1.02%            .96%           1.00%            .98%            .67%
 Expenses excluding waiver and payments by affiliate          1.02%            .96%           1.03%           1.09%           1.24%
 Net investment income .............................          4.93%           5.15%           3.50%           3.88%           4.38%
Portfolio turnover rate ............................         25.44%          25.97%           6.10%           6.80%          14.40%


(a) Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights (continued)

                                                                 CLASS B
                                                     ------------------------------
                                                           YEAR ENDED APRIL 30,
                                                     ------------------------------
                                                        2000                 1999(c)
                                                     -------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........        $   15.16            $   14.32
                                                     ------------------------------
Income from investment operations:
 Net investment income(a)....................              .56                  .10
 Net realized and unrealized gains (losses) .            (1.21)                 .74
                                                     ------------------------------
Total from investment operations ............             (.65)                 .84
                                                     ------------------------------
Less distributions from:
 Net investment income ......................             (.63)                  --
 Net realized gains .........................             (.07)                  --
                                                     ------------------------------
Total distributions .........................             (.70)                  --
                                                     ------------------------------
Net asset value, end of year ................        $   13.81            $   15.16
                                                     ==============================

Total return(b)..............................            (3.43%)               5.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............        $   4,889            $   1,119
Ratios to average net assets:
 Expenses ...................................             1.77%                1.57%(d)
 Net investment income ......................             4.25%                4.54%(d)
Portfolio turnover rate .....................            25.44%               25.97%



(a)  Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect contingent deferred sales charges, and is not annualized for periods less than one year.

(c)  For the period January 1, 1999 (effective date) to April 30, 1999.

(d)  Annualized

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights (continued)


                                                                                          CLASS C
                                                       ---------------------------------------------------------------------------
                                                                                    YEAR ENDED APRIL 30,
                                                       ---------------------------------------------------------------------------
                                                           2000            1999            1998            1997            1996
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $     14.97     $     17.40     $     15.26     $     12.56     $     10.58
Income from investment operations:
 Net investment income(a)...........................           .55             .68             .45             .43             .44
 Net realized and unrealized gains (losses) ........         (1.18)          (2.25)           2.15            2.68            2.00
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................          (.63)          (1.57)           2.60            3.11            2.44
                                                       ---------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.54)           (.63)           (.39)           (.31)           (.46)
 Net realized gains ................................          (.07)           (.23)           (.07)           (.10)             --
                                                       ---------------------------------------------------------------------------
Total distributions ................................          (.61)           (.86)           (.46)           (.41)           (.46)
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $     13.73     $     14.97     $     17.40     $     15.26     $     12.56
                                                       ===========================================================================

Total return(b).....................................         (3.46%)         (8.69%)         17.07%          24.94%          23.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $    77,635     $   105,861     $   137,048     $    58,540     $     6,282
Ratios to average net assets:
 Expenses ..........................................          1.77%           1.71%           1.75%           1.75%           1.41%
 Expenses excluding waiver and payments by affiliate          1.77%           1.71%           1.78%           1.86%           1.98%
 Net investment income .............................          4.08%           4.40%           2.77%           2.92%           3.65%
Portfolio turnover rate ............................         25.44%          25.97%           6.10%           6.80%          14.40%


(a) Based on average shares outstanding for year ended April 30, 1997 and effective April 30,2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights (continued)


                                                                                    ADVISOR CLASS
                                                           ---------------------------------------------------------------
                                                                                 YEAR ENDED APRIL 30,
                                                           ---------------------------------------------------------------
                                                              2000              1999              1998             1997(c)
                                                           ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................       $   15.21         $   17.70         $   15.45         $   15.30
                                                           ---------------------------------------------------------------
Income from investment operations:
 Net investment income(a)...........................             .73              1.44               .52               .18
 Net realized and unrealized gains (losses) ........           (1.25)            (2.91)             2.31              (.03)
                                                           ---------------------------------------------------------------
Total from investment operations ...................            (.52)            (1.47)             2.83               .15
                                                           ---------------------------------------------------------------
Less distributions from:
 Net investment income .............................            (.72)             (.79)             (.51)               --
 Net realized gains ................................            (.07)             (.23)             (.07)               --
                                                           ---------------------------------------------------------------
Total distributions ................................            (.79)            (1.02)             (.58)               --
                                                           ---------------------------------------------------------------
Net asset value, end of year .......................       $   13.90         $   15.21         $   17.70         $   15.45
                                                           ===============================================================

Total return(b).....................................           (2.47%)           (7.87%)           18.35%              .98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................       $   3,915         $   2,576         $   8,929         $     625

Ratios to average net assets:
 Expenses ..........................................             .77%              .71%              .75%              .75%(d)
 Expenses excluding waiver and payments by affiliate             .77%              .71%              .78%              .86%(d)
 Net investment income .............................            5.27%             5.40%             3.97%             3.44%(d)
Portfolio turnover rate ............................           25.44%            25.97%             6.10%             6.80%


(a) Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.

(b)  Total return is not annualized for periods less than one year.

(c)  For the period January 2, 1997 (effective date) to April 30, 1997.

(d)  Annualized


                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2000


                                                                                                SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 95.5%
        HOTELS/RESORTS 6.1%
(a),(c) Candlewood Hotel Co. Inc. ......................................................            685,000       $   1,177,344
(a)     MeriStar Hotels & Resorts Inc. .................................................            392,000           1,127,000
        Starwood Hotels & Resorts Worldwide Inc. .......................................            735,000          20,901,563
(a)     Wyndham International Inc., A ..................................................          1,211,830           2,499,399
                                                                                                                  -------------
                                                                                                                     25,705,306
                                                                                                                  -------------
(a)     REAL ESTATE 6.6%
        Crescent Operating Inc. ........................................................             16,000              27,500
        Northstar Capital Investment Corp., 144A .......................................            100,000           1,450,000
        Security Capital Group Inc., B .................................................          1,219,400          18,291,000
        Security Capital U.S. Realty, ADR (Luxembourg) .................................            487,500           7,739,063
                                                                                                                  -------------
                                                                                                                     27,507,563
                                                                                                                  -------------
        REAL ESTATE INVESTMENT TRUSTS 82.8%
        Alexandria Real Estate Equities Inc. ...........................................            351,900          11,260,800
        Apartment Investment & Management Co., A .......................................            432,500          17,191,875
        Archstone Communities Trust ....................................................            407,000           8,801,375
        Arden Realty Inc. ..............................................................            415,000           9,233,750
        Avalonbay Communities Inc. .....................................................            235,000           9,194,375
        Boston Properties Inc. .........................................................             65,000           2,266,875
        Brandywine Realty Trust ........................................................            714,300          12,410,963
        Cabot Industrial Trust .........................................................            145,000           2,791,250
        CarrAmerica Realty Corp. .......................................................            440,900          10,471,375
        Charles E. Smith Residential Realty Inc. .......................................            120,000           4,522,500
        Chelsea GCA Realty Inc. ........................................................            170,000           5,546,250
        Crescent Real Estate Equities Co. ..............................................            220,530           3,776,576
        Developers Diversified Realty Corp. ............................................            230,000           3,493,125
        Duke-Weeks Realty Corp. ........................................................            598,752          12,985,434
        Equity Office Properties Trust .................................................            861,000          23,408,438
        Equity Residential Properties Trust ............................................            428,800          19,510,400
        General Growth Properties Inc. .................................................            393,830          12,947,161
        Glenborough Realty Trust Inc. ..................................................            999,000          14,735,250
        Glimcher Realty Trust ..........................................................             61,700           1,398,375
        Health Care Property Investors Inc. ............................................             50,154           1,398,043
        Highwoods Properties Inc. ......................................................            302,800           6,869,775
        Host Marriott Corp. ............................................................            424,709           4,539,077
        Istar Financial Inc. ...........................................................            675,000          11,854,688
        Kimco Realty Corp. .............................................................            260,000          10,351,250
        Liberty Property Trust .........................................................            610,000          15,097,500
        LTC Properties Inc. ............................................................            226,000           1,341,875
        The Macerich Co. ...............................................................            239,100           5,544,131
        Mack-Cali Realty Corp. .........................................................            308,500           7,943,875
        MeriStar Hospitality Corp. .....................................................            773,700          15,280,575
        Nationwide Health Properties Inc. ..............................................            122,000           1,616,500
        Omega Healthcare Investors Inc. ................................................            280,000           1,715,000
        ProLogis Trust .................................................................            869,600          17,120,250
        Public Storage Inc. ............................................................            605,400          13,545,824

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2000 (CONT.)


                                                                                                SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    REAL ESTATE INVESTMENT TRUSTS (CONT.)
    Reckson Associates Realty Corp., B .............................................            322,100       $   6,925,150
    Simon Property Group Inc. ......................................................            537,100          13,628,912
    SL Green Realty Corp. ..........................................................            194,500           4,996,218
    Spieker Properties Inc. ........................................................            180,000           7,976,250
    Sun Communities Inc. ...........................................................            210,000           6,956,250
    Vornado Realty Trust ...........................................................            180,200           6,216,900
                                                                                                              -------------
                                                                                                                346,864,190
                                                                                                              -------------
    TOTAL COMMON STOCKS (COST $431,730,715) ........................................                            400,077,059
                                                                                                              -------------
    SHORT TERM INVESTMENTS 4.9%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $20,487,889)         20,487,889          20,487,889
                                                                                                              -------------
    TOTAL INVESTMENTS (COST $452,218,604) 100.4% ...................................                            420,564,948
    OTHER ASSETS, LESS LIABILITIES (.4%) ...........................................                             (1,563,530)
                                                                                                              -------------
    NET ASSETS 100.0% ..............................................................                          $ 419,001,418
                                                                                                              =============


(a) Non-income producing

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc.

(c) The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in non-controlled "affiliated companies" at April 30, 2000 were $1,177,344.


                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000


Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .........................           $ 447,498,084
  Cost - Non-controlled affiliated issuers ............               4,720,520
                                                                  =============
  Value - Unaffiliated issuers ........................             419,387,604
  Value - Non-controlled affiliated issuers ...........               1,177,344
 Receivables:
  Capital shares sold .................................               1,034,842
  Dividends ...........................................                 441,060
                                                                  -------------
      Total assets ....................................             422,040,850
                                                                  -------------
Liabilities:
 Payables:
  Investment securities purchased .....................               1,380,227
  Capital shares redeemed .............................                 977,744
  Affiliates ..........................................                 431,536
  Shareholders ........................................                 188,250
 Other liabilities ....................................                  61,675
                                                                  -------------
      Total liabilities ...............................               3,039,432
                                                                  -------------
       Net assets, at value ...........................           $ 419,001,418
                                                                  =============
Net assets consist of:
 Undistributed net investment income ..................           $   4,183,596
 Net unrealized depreciation ..........................             (31,654,019)
 Accumulated net realized loss ........................             (24,385,095)
 Capital shares .......................................             470,856,936
                                                                  -------------
       Net assets, at value ...........................           $ 419,001,418
                                                                  =============

                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements (continued)



STATEMENT OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2000

CLASS A:
 Net assets, at value ................................................        $332,561,800
                                                                              ============
 Shares outstanding ..................................................          23,979,878
                                                                              ============
 Net asset value per share* ..........................................              $13.87
                                                                              ============
 Maximum offering price per share (net asset value per share / 94.25%)              $14.72

CLASS B:
 Net assets, at value ................................................        $  4,889,159
                                                                              ============
 Shares outstanding ..................................................             354,102
                                                                              ============
 Net asset value and maximum offering price per share ................              $13.81
                                                                              ============

CLASS C:
 Net assets, at value ................................................        $ 77,635,269
                                                                              ============
 Shares outstanding ..................................................           5,654,949
                                                                              ============
 Net asset value per share* ..........................................              $13.73
                                                                              ============
 Maximum offering price per share (net asset value per share / 99.00%)              $13.87
                                                                              ============

ADVISOR CLASS:
 Net assets, at value ................................................        $  3,915,190
                                                                              ============
 Shares outstanding ..................................................             281,734
                                                                              ============
 Net asset value and maximum offering price per share ................              $13.90
                                                                              ============


* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements (continued)



STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2000


Investment income:
 Dividends+ .............................................................        $ 22,774,333
 Interest ...............................................................             445,861
                                                                                 ------------
      Total investment income ...........................................          23,220,194
                                                                                 ------------
Expenses:
 Management fees (Note 3) ...............................................           1,972,915
 Distribution fees (Note 3)
  Class A ...............................................................             713,514
  Class B ...............................................................              30,326
  Class C ...............................................................             880,705
 Transfer agent fees (Note 3) ...........................................             867,151
 Custodian fees .........................................................                 559
 Reports to shareholders ................................................              52,775
 Registration and filing fees ...........................................              84,431
 Professional fees ......................................................               5,285
 Trustees' fees and expenses ............................................              17,216
 Other ..................................................................               1,852
                                                                                 ------------
      Total expenses ....................................................           4,626,729
                                                                                 ------------
       Net investment income ............................................          18,593,465
                                                                                 ------------
Realized and unrealized gains (losses):
  Net realized loss from:
  Investments ...........................................................         (24,158,856)
  Foreign currency transactions .........................................             (17,882)
                                                                                 ------------
       Net realized loss ................................................         (24,176,738)

Net unrealized depreciation on:
  Investments ...........................................................          (7,309,779)
  Translation of assets and liabilities denominated in foreign currencies                (363)
                                                                                 ------------
      Net unrealized depreciation .......................................          (7,310,142)
                                                                                 ------------
Net realized and unrealized loss ........................................         (31,486,880)
                                                                                 ------------
Net decrease in net assets resulting from operations ....................        $(12,893,415)
                                                                                 ============


+ Net of foreign taxes and fees of $13,527.


                       See notes to financial statements.


FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements (continued)


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2000 AND 1999


                                                                                                  2000                  1999
                                                                                              -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................        $  18,593,465         $  20,749,071
  Net realized gain (loss) from investments and foreign currency transactions ........          (24,176,738)            2,824,842
  Net unrealized depreciation on investments and translation of assets and liabilities
   denominated in foreign currencies .................................................           (7,310,142)          (70,145,582)
                                                                                              -----------------------------------
      Net decrease in net assets resulting from operations ...........................          (12,893,415)          (46,571,669)
 Distributions to shareholders from:
  Net investment income:
   Class A ...........................................................................          (14,853,196)          (14,270,797)
   Class B ...........................................................................             (168,494)                   --
   Class C ...........................................................................           (3,322,347)           (4,896,531)
   Advisor Class .....................................................................             (792,452)             (254,676)
  Net realized gains:
   Class A ...........................................................................           (1,586,241)           (4,328,382)
   Class B ...........................................................................              (18,922)                   --
   Class C ...........................................................................             (451,133)           (1,771,807)
   Advisor Class .....................................................................              (82,460)              (73,219)
                                                                                              -----------------------------------
 Total distributions to shareholders .................................................          (21,275,245)          (25,595,412)
 Capital share transactions: (Note 2)
  Class A ............................................................................           76,055,854            (2,604,117)
  Class B ............................................................................            3,817,794             1,039,080
  Class C ............................................................................          (18,711,550)          (10,181,802)
  Advisor Class ......................................................................            4,150,460            (4,236,227)
                                                                                              -----------------------------------
 Total capital share transactions ....................................................           65,312,558           (15,983,066)
      Net increase (decrease) in net assets ..........................................           31,143,898           (88,150,147)
Net assets:
 Beginning of year ...................................................................          387,857,520           476,007,667
                                                                                              -----------------------------------
 End of year .........................................................................        $ 419,001,418         $ 387,857,520
                                                                                              ===================================
Undistributed net investment income included in net assets:
 End of year .........................................................................        $   4,183,596         $   4,737,048
                                                                                              ===================================



                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks total return.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U. S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.):

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                                YEAR ENDED APRIL 30,
                                                       --------------------------------------------------------------------------
                                                                    2000                                      1999
                                                       --------------------------------------------------------------------------
                                                          SHARES              AMOUNT               SHARES               AMOUNT
                                                       --------------------------------------------------------------------------
CLASS A SHARES:
Shares sold ..................................         11,394,311         $ 155,053,740           9,225,213         $ 143,312,658
Shares issued in merger (Note 6) .............          4,934,693            67,161,175                  --                    --
Shares issued in reinvestment of distributions          1,247,787            14,707,441           1,176,516            16,682,975
Shares redeemed ..............................        (11,936,129)         (160,866,502)        (10,753,928)         (162,599,750)
                                                       --------------------------------------------------------------------------
Net increase (decrease) ......................          5,640,662         $  76,055,854            (352,199)        $  (2,604,117)
                                                       --------------------------------------------------------------------------
CLASS B SHARES*:
Shares sold ..................................            305,169         $   4,166,852              73,863         $   1,039,080
Shares issued in reinvestment of distributions             14,067               165,309                  --                    --
Shares redeemed ..............................            (38,997)             (514,367)                 --                    --
                                                       --------------------------------------------------------------------------
Net increase .................................            280,239         $   3,817,794              73,863         $   1,039,080
                                                       --------------------------------------------------------------------------


*Effective date of Class B was January 1, 1999.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST (cont.)

                                                                                YEAR ENDED APRIL 30,
                                                       --------------------------------------------------------------------------
                                                                    2000                                      1999
                                                       --------------------------------------------------------------------------
                                                          SHARES              AMOUNT               SHARES               AMOUNT
                                                       --------------------------------------------------------------------------
CLASS C SHARES:
Shares sold ..................................         1,187,506          $ 16,132,603             2,404,982         $ 36,953,551
Shares issued in merger (Note 6) .............           264,812             3,545,838                    --                   --
Shares issued in reinvestment of distributions           279,374             3,262,585               414,295            5,808,896
Shares redeemed ..............................        (3,149,621)          (41,652,576)           (3,620,490)         (52,944,249)
                                                       --------------------------------------------------------------------------
Net decrease .................................        (1,417,929)         $(18,711,550)             (801,213)        $(10,181,802)
                                                       --------------------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold ..................................         1,761,809          $ 26,587,748               444,802         $  7,030,867
Shares issued in reinvestment of distributions            71,271               840,480                21,805              309,638
Shares redeemed ..............................        (1,720,671)          (23,277,768)             (801,821)         (11,576,732)
                                                       --------------------------------------------------------------------------
Net increase (decrease) ......................           112,409          $  4,150,460              (335,214)        $ (4,236,227)
                                                       --------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE         AVERAGE DAILY NET ASSETS
       ---------------------------------------------------------------------

          .625%          First $100 million
          .500%          Over $100 million, up to and including $250 million
          .450%          Over $250 million


Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $360,814 and $65,533, respectively.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund paid transfer agent fees of $867,151, of which $681,047 was paid to Investor Services.

Included in professional fees are legal fees of $8,483 that were paid to a law firm in which a partner is an officer of the Fund.


4. INCOME TAXES

At April 30, 2000, the Fund had tax basis capital losses of $7,017,805 which may be carried over to offset future capital gains. Such losses expire in 2008.

At April 30, 2000, the Fund had deferred capital losses and deferred currency losses occurring subsequent to October 31, 1999 of $17,336,032 and $16,292, respectively. For tax purposes, such losses will be reflected in the year ending April 30, 2001.

At April 30, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes of $452,218,604 was as follows:

        Unrealized appreciation ......    $ 33,079,035
        Unrealized depreciation ......     (64,732,691)
        Net unrealized depreciation ..    $(31,653,656)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and non-deductible merger expenses.

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 2000 aggregated $138,208,353 and $94,623,580, respectively.


6. MERGER

On September 23, 1999, the Fund acquired the net assets of the Templeton Global Real Estate Fund pursuant to a plan of reorganization approved by Templeton Global Real Estate Fund's shareholders. The merger was accomplished by a tax-free exchange of 4,934,693 Class A shares and 264,812 Class C shares of the Fund (valued at $13.61 and $13.39, respectively) for the net assets of the Templeton Global Real Estate Fund which aggregated $70,707,013, including $4,687,247 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $422,374,187.


FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN REAL ESTATE SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Real Estate Securities Trust (hereafter referred to as the Trust) at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
June 6, 2000

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Tax Designation


Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates
 .68% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2000.